Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Interest-bearing Loans and Borrowings

Non-current liabilities Million US dollar	31 December 2020	31 December 2019
Secured bank loans	46	71
Unsecured bank loans	—	50
Unsecured bond issues	93 523	95 674
Unsecured other loans	73	77
Lease liabilities	1 837	1 692

Non-current interest-bearing loans and borrowings	95 478	97 564

Current liabilities Million US dollar	31 December 2020	31 December 2019
Secured bank loans	656	790
Commercial papers	1 522	1 599
Unsecured bank loans	294	135
Unsecured bond issues	202	2 532
Unsecured other loans	10	20
Lease liabilities	397	333

Current interest-bearing loans and borrowings	3 081	5 410

Summary of Series of Bonds
On 2 April 2020 and 3 April 2020, Anheuser-Busch InBev NV/SA (ABISA) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) respectively, completed the issuance of the following series of bonds:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in millions)	Interest rate
2 April 2020	ABISA	2 December 2027	EUR	1 000	2.125%
2 April 2020	ABISA	2 April 2032	EUR	1 750	2.875%
2 April 2020	ABISA	2 April 2040	EUR	1 750	3.700%
3 April 2020	ABIWW	1 June 2030	USD	1 750	3.500%
3 April 2020	ABIWW	1 June 2040	USD	1 000	4.350%
3 April 2020	ABIWW	1 June 2050	USD	2 250	4.500%
3 April 2020	ABIWW	1 June 2060	USD	1 000	4.600%

Summary of Tender Offers
The total principal amount accepted in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)	Principal amount not redeemed (in million)
7 July 2020	ABISA	4.000% Notes due 2021	EUR	750	231	519
7 July 2020	ABISA	1.950% Notes due 2021	EUR	650	123	527
7 July 2020	ABISA	0.875% Notes due 2022	EUR	2 000	356	1 644
7 July 2020	ABISA	0.800% Notes due 2023	EUR	1 000	356	644
7 July 2020	ABIFI	Floating Rate Notes due 2021	USD	311	129	182
7 July 2020	ABIFI	2.625% Notes due 2023	USD	643	167	476
7 July 2020	ABIFI	3.300% Notes due 2023	USD	2 799	1 467	1 332

The total principal amount accepted in the tender offers is set out in the table below:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)	Principal amount not redeemed (in million)
17 September 2020	ABIWW	Floating rate notes due 2024	USD	229	113	116
17 September 2020	ABIWW	3.500% Notes due 2024	USD	654	404	250
17 September 2020	ABIFI	3.700% Notes due 2024	USD	865	376	489
17 September 2020	ABISA	Floating rate notes due 2024	EUR	1 500	517	983
17 September 2020	ABISA	2.875% Notes due 2024	EUR	750	195	555
17 September 2020	ABISA	1.500% Notes due 2025	EUR	2 500	353	2 147

Summary of Redemption in Outstanding Principal Amount of Notes

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
29 July 2020	ABIWW	3.250% Notes due 2022	AUD	550	550
12 August 2020	ABIWW	4.375% Notes due 2021	USD	285	285
12 August 2020	ABIWW	2.500% Notes due 2022	USD	454	454
12 August 2020	ABIFI	3.375% Notes due 2023	CAD	600	600
12 August 2020	ABNA	3.750% Notes due 2022	USD	150	150
25 September 2020	ABISA	1.750% Notes due 2025	GBP	650	650
8 October 2020	ABIFI	2.600% Notes due 2024	CAD	1 300	1 300
8 October 2020	ABISA	1.950% Notes due 2021	EUR	527	527
8 October 2020	ABISA	0.875% Notes due 2022	EUR	1 644	1 644
3 December 2020	ABISA	4.000% Notes due 2021	EUR	519	519
3 December 2020	ABISA	0.800% Notes due 2023	EUR	644	644
16 December 2020	ABIFI	2.625% Notes due 2023	USD	476	476
16 December 2020	ABIFI	3.300% Notes due 2023	USD	1 332	1 332
16 December 2020	ABIFI	3.700% Notes due 2024	USD	489	489
16 December 2020	ABIWW	3.500% Notes due 2024	USD	250	250

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	31 December 2020	31 December 2019
Non-current interest-bearing loans and borrowings	95 478	97 564
Current interest-bearing loans and borrowings	3 081	5 410

Interest-bearing loans and borrowings	98 559	102 974
Bank overdrafts	5	68
Cash and cash equivalents	(15 252)	(7 238)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(173)	(146)
Debt securities (included within Investment securities)	(418)	(117)

Net debt	82 722	95 542

Summary of Changes in the Company's Liabilities Arising from Financing Activities

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410
Proceeds from borrowings	11 226	3 596
Payments on borrowings	(13 596)	(9 520)
Capitalization / (payment) of lease liabilities	394	(484)
Amortized cost	71	17
Unrealized foreign exchange effects	2 521	241
Current portion of long-term debt	(3 744)	3 744
Other movements	1 042	77

Balance at 31 December 2020	95 478	3 081

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	17 939	4 645
Payments on borrowings	(22 339)	(8 253)
Capitalization / (payment) of lease liabilities	420	(441)
Amortized cost	75	13
Unrealized foreign exchange effects	(538)	(39)
Current portion of long-term debt	(4 769)	4 769
Liabilities associated with assets held for sale	(69)	(15)
Other movements	(152)	147

Balance at 31 December 2019	97 564	5 410